SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Total revenues	$ 86,000	$ 202,000	$ 570,000	$ 501,000
Provisions for doubtful accounts	$ 0	$ 0	$ 0	$ 0